Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 30, 2008	Dec. 31, 2012 Other assets [Member]	Dec. 31, 2003 Private offering [Member]	Dec. 31, 2012 Subordinated debentures [Member]	Dec. 31, 2003 Subordinated debentures [Member]
Debt Instrument [Line Items]
Holding Company, closed a pooled private offering						5,000
Trust preferred securities with a liquidation amount						$ 1
Subordinated debentures								$ 5,155
Holding Company's investment in the common stock					155
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples				$ 1
Percentage in which holding company redeem subordinated debentures				100.00%
Maturity date of subordinated debentures							Dec. 30, 2033
Deferred interest payments	$ 42	$ 348	$ 210
Subordinated debentures have a variable rate of interest	2.85%		2.85%
Subordinated debentures have a stated rate of interest	3.21%		3.43%